CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (27,801)	¥ (193,548)	¥ (254,639)	¥ (107,807)
Adjustments to reconcile net loss to net cash generated from operating activities:
Depreciation of property and equipment	217	1,509	1,373	1,461
Amortization of intangible assets	221	1,541	1,065	27
Non- cash lease expense of right-of-use asset	701	4,881
Allowance for doubtful accounts	4,972	34,618	1,609	14,677
Impairment of long-term investment		0	0	1,450
Share-based compensation expense	5,601	38,992	124,022
Changes in operating assets and liabilities:
Accounts receivable	2,302	16,029	13,428	15,152
Unbilled receivables	(7,538)	(52,475)	18,342	(611)
Inventories	417	2,905	11,943	(3,231)
Notes receivable	(17,539)	(122,101)	7,061	(8,741)
Prepayments and other current assets	7,386	51,415	(144,849)	23,481
Accounts payable	29,620	206,208	14,000	(26,486)
Notes payable				(4,158)
Deferred revenue	(6,649)	(46,286)	108,624	(103,265)
Accrued expenses and other liabilities	11,459	79,774	12,660	11,314
Deferred government grants	(4)	(30)	(336)	34
Income taxes payable	56	387
Lease liabilities	(701)	(4,881)
Amounts due to related parties	(16,484)	(114,759)	(48,939)
Net cash used in operating activities	(13,764)	(95,821)	(134,636)	(186,703)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(123)	(853)	(484)	(537)
Purchases of intangible assets	(139)	(967)	(1,758)	(1,395)
Payment for long-term investment				(2,050)
Net cash used in investing activities	(262)	(1,820)	(2,242)	(3,982)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from capital contribution			69,904	179,950
Payment for capital distribution			(6,813)	(370)
Proceeds from bank borrowings				4,950
Repayment of bank borrowings				(9,485)
Proceeds from loans from related parties	12,767	88,881	166,989	55,096
Repayment of loans to related parties	(114)	(794)	(72,397)	(72,934)
Proceeds from other borrowings	14,778	102,883	712,823	1,080,638
Repayment of other borrowings	(5,971)	(41,571)	(833,173)	(974,996)
Net cash generated from financing activities	21,460	149,399	37,333	262,849
Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash	(80)	(561)
Net increase/(decrease) in cash, cash equivalents and restricted cash	7,354	51,197	(99,545)	72,164
Cash, cash equivalents and restricted cash at beginning of year	930	6,477	106,022	33,858
Cash, cash equivalents and restricted cash at end of year	8,284	57,674	6,477	106,022
Reconciliation of cash, cash equivalents and restricted cash
Total cash, cash equivalents and restricted cash shown in the statements of cash flows	8,284	57,674	6,477	106,022
Supplemental disclosure of cash flow information:
Interest paid	(636)	(4,428)	(19,386)	(16,977)
Interest received	9	61	¥ 337	¥ 149
Income tax paid	(11)	(78)
Supplemental disclosure of non-cash activities
Operating lease liabilities arising from obtaining right-of-use assets	$ 488	¥ 3,394